UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period:10/31/06

Item 1.  Schedule of Investments.

Autopilot Managed Growth Fund
Schedule of Investments
October 31, 2006 (Unaudited)
	Shares	Market Value
COMMON STOCKS- 78.38%
Advertising-0.88%
Greenfield Online, Inc.*	7,200	$ 73,224

Aerospace/Defense-0.94%
Lockheed Martin Corp.	900	78,237

Apparel Manufacturers-0.44%
Phillips-Van Heusen Corp.	800	36,608

Banks-5.50%
Allied Irish Banks PLC-ADR	1,200	65,568
Banco Bilbao Vizcaya Argentaria SA	3,400	82,280
Bank of America Corp.	1,500	80,805
First Regional Bancorp/Los Angeles CA*	2,200	70,092
US Bancorp	2,400	81,216
Wells Fargo & Co.	2,200	79,838
		459,799
Beverages-0.98%
Diageo PLC-ADR	1,100	81,917

Building Products-Cement/Aggregates-0.44%
LaFarge SA	1,100	36,905

Chemicals-0.99%
The Sherwin-Williams Co.	1,400	82,922

Commercial Services-4.93%
Alliance Data Systems Corp.*	1,400	85,008
Dollar Financial Corp.*	3,800	88,236
Healthcare Services Group	3,100	84,258
Huron Consulting Group, Inc.*	2,000	79,920
MPS Group, Inc.*	4,900	74,725
		412,147
Computers-1.96%
Ansoft Corp.*	3,100	82,646
SYKES Enterprises, Inc.*	4,000	81,160
		163,806
Computers Services-0.48%
Tyler Technologies, Inc.*	2,800	39,732

Diversified Financial Services-6.99%
Eaton Vance Corp.	3,600	111,744
Franklin Resources, Inc.	700	79,772
Intercontinental Exchange, Inc.*	900	75,978
Knight Capital Group, Inc.*	4,200	78,330
Morgan Stanley	1,100	84,073
NYSE Group, Inc.*	1,000	73,990
T Rowe Price Group, Inc.	1,700	80,427
		584,314

Electric-2.02%
Entergy Corp.	1,000	85,830
Northeast Utilities	3,300	82,533
		168,363

Autopilot Managed Growth Fund
Schedule of Investments (Continued)
October 31, 2006 (Unaudited)
	Shares	Market Value
Electrical Components & Equipments-0.94%
Energizer Holdings, Inc.*	1,000	78,150

Electronics-1.74%
Technitrol, Inc.	2,500	63,050
Thomas & Betts Corp.*	1,600	82,448
		145,498

Entertainment-0.96%
Macrovision Corp.*	3,000	79,830

Finance-Other Services-0.43%
International Securities Exchange Holdings, Inc	700	35,945

Food-0.98%
Koninklijke Ahold NV-ADR*	7,800	82,134

Healthcare-Products-2.12%
Baxter International Inc	1,800	82,746
Inverness Medical Innovations, Inc*	2,500	94,225
		176,971

Healthcare-Services-0.94%
Icon PLC-ADR*	2,200	78,936

Insurance-5.56%
American Financial Group Inc/OH	1,600	76,576
CNA Financial Corp.*	2,300	86,135
Philadelphia Consolidated Holding Co.*	1,900	74,328
Reinsurance Group of America, Inc.	1,391	78,452
Safeco Corp.	1,300	75,647
The Allstate Corp	1,200	73,632
		464,770
Investment Companies-2.68%
American Capital Strategies, Ltd.	3,800	164,008
Apollo Investment Corp.	2,800	60,368
		224,376
Media-4.09%
Comcast Corp.*	2,300	93,541
Reed Elsevier NV-ADR	2,400	81,600
Rogers Communications, Inc.	1,400	83,748
The DIRECTV Group, Inc.*	3,700	82,436
		341,325
Medical Products-0.45%
West Pharmaceutical Services, Inc.	900	37,836

Office/Business Equipments-0.77%
Xerox Corp.*	3,800	64,600

Packaging & Containers-2.12%
Greif, Inc.	1,000	93,710
Pactiv Corp.*	2,700	83,268
		176,978
Pharmaceuticals-1.03%
Merck & Co, Inc.	1,900	86,298

Pipelines-1.91%
Energy Transfer Equity LP	2,800	81,200
Energy Transfer Partners LP	1,600	78,304
		159,504

Autopilot Managed Growth Fund
Schedule of Investments (Continued)
October 31, 2006 (Unaudited)
	Shares	Market Value

Private Corrections-0.44%
Corrections Corporation of America.*	800	36,552

Real Estate-0.92%
Forest City Enterprises, Inc.	1,400	76,860

Real Estate Investment Trusts-9.97%
Archstone-Smith Trust	1,400	84,294
Boston Properties, Inc.	800	85,464
Equity Office Properties Trust	2,000	85,000
Equity Residential	1,600	87,376
Health Care Property Investors, Inc.	2,500	78,500
Hospitality Properties Trust	1,600	77,536
iStar Financial, Inc.	1,800	83,394
RAIT Investment Trust	2,700	81,162
Regency Centers Corp.	1,200	86,592
Vornado Realty Trust	700	83,475
		832,793
Retail-1.91%
Carmax, Inc.*	1,800	79,740
Men's Wearhouse, Inc.	2,000	79,700
		159,440
Retail-Major Department Store-0.45%
J.C. Penney Company, Inc.	500	37,615

Retail-Pawn Shops-0.10%
Cash America International, Inc.	200	8,266

Software-4.98%
BEA Systems, Inc.*	5,200	84,604
Blackbaud, Inc.	3,100	77,500
BMC Software, Inc.*	2,800	84,868
Oracle Corp.*	4,900	90,503
SEI Investments Co.	1,400	78,792
		416,267
Telecommunications-4.95%
Alaska Communications Systems Group, Inc.	5,400	77,706
AT&T, Inc.	2,500	85,625
BellSouth Corp.	1,900	85,690
BT Group PLC-ADR	1,600	85,632
Vimpel-Communications-ADR*	1,200	79,188
		413,841
Transportation-0.92%
American Commercial Lines, Inc.*	1,200	76,980

Transportation-Rail-0.47%
CSX Corp.	1,100	39,237

TOTAL COMMON STOCKS (Cost $6,351,025)		6,548,976

Autopilot Managed Growth Fund
Schedule of Investments (Continued)
October 31, 2006 (Unaudited)
	Shares	Market Value
SHORT TERM INVESTMENTS - 20.75%
Goldman Sachs Prime Obligation Fund, 4.93%	1,733,912	$ 1,733,912
(Cost $1,733,912)

TOTAL INVESTMENTS (Cost $8,084,937)- 99.13% (a)		$ 8,282,888
Cash and other assets less liabilities- 0.87%		72,240
NET ASSETS- 100.00%		$ 8,355,128

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of:
securities as follows:
Unrealized appreciation $ 242,068
Unrealized depreciation (44,117)
Net unrealized appreciation $ 197,951

* Non-Income producing security.
ADR-American Depository Receipt.

	Number of	Unrealized
FUTURES CONTRACTS	Contracts	Depreciation
S & P E-Mini Future maturing December 2006
(Underlying Face Amount at Value $959,525)	(14)	$ (8,715)
Russell Mini Future maturing December 2006
(Underlying Face Amount at Value $533,610)	(7)	(6,090)
TOTAL FUTURES CONTRACTS		$ (14,805)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

12/21/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

12/21/06

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

12/21/06